Investment in Associates - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2017 TWD ($)	Jun. 30, 2017 USD ($)	Jan. 31, 2017	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Mar. 31, 2017	Jun. 17, 2015
Disclosure of associates [line items]
Sale of equity percentage									52.46%
Acquisition of investment in associate				$ 1,373,486	$ 46,339		$ 116,000
Share of profit (loss) of investment associates				$ (179,491)	$ (6,056)	$ 28,924
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Percentage of ownership interest in associate			19.10%	19.10%	19.10%	21.22%
Disposal gain from long-term investment				$ 16,929	$ 571
ChipMOS Shanghai [member]
Disclosure of associates [line items]
Percentage of ownership interest in associate				45.02%	45.02%
Sale of equity percentage								54.98%
Acquisition of investment in associate	$ 1,373,486	$ 46,339